Property, Plant, & Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,100	$ 6,118	$ 15,452	$ 17,420